Calvert
Bond Fund
December 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 14.0%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$1,599	$ 1,688,675
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	9,462	9,248,279
Conn's Receivables Funding, LLC:
Series 2019-A, Class A, 3.40%, 10/16/23(1)	262	263,174
Series 2019-B, Class A, 2.66%, 6/17/24(1)	1,182	1,182,577
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	671	713,414
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	366	373,153
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	6,843	7,293,193
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	1,020	1,074,749
ExteNet, LLC, Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	4,625	4,806,328
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	5,708	5,729,038
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,201	1,156,366
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	2,125	2,189,408
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	4,025	4,204,214
Hertz Fleet Lease Funding, L.P., Series 2017-1, Class A2, 2.13%, 4/10/31(1)	581	581,214
InSite Issuer, LLC, Series 2016-1A, Class A, 2.883%, 11/15/46(1)	1,985	2,052,980
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	4,928	5,074,850
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	3,578	3,844,888
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	965	772,889
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	325	160,374
Marlette Funding Trust, Series 2020-2A, Class B, 1.83%, 9/16/30(1)	7,610	7,697,223
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	3,224	3,476,240
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	12,596	13,067,775
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	1,243	1,234,009
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	1,210	1,238,382
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,013	1,062,211
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	2,385	2,372,430
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,972	2,957,703
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	185	199,872
OneMain Financial Issuance Trust:
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,365	1,367,257
Security	Principal Amount (000's omitted)	Value
OneMain Financial Issuance Trust: (continued)
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	$2,653	$ 2,680,469
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	5,777	5,821,871
Oportun Funding VIII, LLC:
Series 2018-A, Class A, 3.61%, 3/8/24(1)	9,016	9,016,000
Series 2018-A, Class B, 4.45%, 3/8/24(1)	3,107	3,107,000
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	7,908	7,925,086
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,133	2,966,727
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	76	76,546
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	3,300	3,537,866
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	2,017	2,067,770
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,374	2,429,354
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,206	14,156,604
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	1,133	1,129,837
Series 2020-A, Class A, 2.62%, 12/15/26(1)	1,772	1,763,693
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	1,842	1,813,841
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	11,677	11,918,955
Series 2014-2, Class B, 5.44%, 7/20/44(1)	5,508	5,637,785
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	7,534	8,080,002
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	7,700	7,771,561
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	132	134,489
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	27,148	29,142,603
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,210	2,300,404
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	9,120	9,198,375
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,452	1,541,897
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,878	3,086,231
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,547	1,635,465
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	3,754	3,859,098
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	3,309	3,330,243
Series 2018-B, Class C, 4.36%, 10/20/21(1)	3,075	3,134,194

Calvert
Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Tesla Auto Lease Trust: (continued)
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	$1,537	$ 1,551,114
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	11,727	11,984,980
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	2,355	2,414,792
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	977	983,097
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	1,236	1,245,127
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	7,993	8,057,731
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	4,645	5,062,663
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	2,154	2,240,489
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,910	6,199,568
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	7,960	8,045,322
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,430	6,640,055
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	2,291	1,716,833
Series 2020-A, Class C, 6.657%, 3/15/45(1)	1,042	563,853
Total Asset-Backed Securities (identified cost $287,480,109)		$293,052,455

Collateralized Mortgage Obligations — 3.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.648%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$6,871	$ 6,970,980
Series 2017-HQA2, Class M2, 2.798%, (1 mo. USD LIBOR + 2.65%), 12/25/29(2)	1,452	1,458,001
Series 2018-DNA1, Class M2, 1.948%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	1,778	1,762,516
Series 2018-DNA1, Class M2AT, 1.198%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	3,761	3,752,401
Series 2019-DNA3, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	7,830	7,790,142
Series 2019-DNA4, Class M2, 2.098%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	3,519	3,514,078
Series 2020-DNA1, Class M1, 0.848%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(2)	651	652,248
Series 2020-DNA2, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	3,265	3,274,245
Series 2020-DNA4, Class M1, 1.648%, (1 mo. USD LIBOR + 1.50%), 8/25/50(1)(2)	1,590	1,598,469
Series 2020-DNA5, Class M1, 1.377%, (SOFR + 1.30%), 10/25/50(1)(2)	2,570	2,582,992
Series 2020-DNA5, Class M2, 2.877%, (SOFR + 2.80%), 10/25/50(1)(2)	1,710	1,732,475
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2020-DNA6, Class M2, 2.077%, (SOFR + 2.00%), 12/25/50(1)(2)	$4,415	$ 4,421,457
Series 2020-HQA1, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(2)	378	378,558
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.398%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	1,998	2,044,399
Series 2014-C02, Class 1M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	3,459	3,378,629
Series 2014-C02, Class 2M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,179	1,169,753
Series 2014-C03, Class 1M2, 3.148%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	4,582	4,508,433
Series 2014-C03, Class 2M2, 3.048%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	1,715	1,713,986
Series 2014-C04, Class 1M2, 5.048%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	8,391	8,624,090
Series 2017-C06, Class 1M2, 2.798%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,876	1,888,361
Series 2018-R07, Class 1M2, 2.548%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	2,806	2,809,281
Series 2019-R05, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	725	725,176
Series 2020-R01, Class 1M1, 0.948%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(2)	1,904	1,907,811
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,954	2,167,058
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	2,220	2,250,641
Total Collateralized Mortgage Obligations (identified cost $74,066,821)		$73,076,180

Commercial Mortgage-Backed Securities — 11.7%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(4)	$9,685	$ 8,266,738
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	4,805	3,543,438
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.079%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	9,237	9,274,687
Series 2019-XL, Class B, 1.239%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	3,005	3,011,435
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	19,890	21,559,537
Series KG03, Class A2, 1.297%, 6/25/30(4)	4,615	4,634,300
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	4,524,793

Calvert
Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates: (continued)
Series KW06, Class A2, 3.80%, 6/25/28(4)	$5,335	$ 6,272,023
Series W5FX, Class AFX, 3.214%, 4/25/28(4)	1,896	2,133,325
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.801%, 2/25/27(4)	895	925,825
Series 2017-M13, Class A2, 2.939%, 9/25/27(4)	6,508	7,383,409
Series 2018-M4, Class A2, 3.045%, 3/25/28(4)	8,534	9,741,404
Series 2018-M8, Class A2, 3.325%, 6/25/28(4)	4,628	5,350,262
Series 2018-M13, Class A2, 3.697%, 9/25/30(4)	17,300	20,950,091
Series 2019-M1, Class A2, 3.555%, 9/25/28(4)	15,102	17,861,649
Series 2019-M9, Class A2, 2.937%, 4/25/29	9,799	11,105,187
Series 2019-M22, Class A2, 2.522%, 8/25/29	43,238	47,968,060
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	14,837,977
Series 2020-M20, Class A2, 1.435%, 10/25/29	9,220	9,487,552
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.398%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	505	474,655
Series 2020-01, Class M10, 3.898%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	4,944	4,849,908
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	803,827
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)	385	77,738
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.859%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)	5,165	5,167,706
Series 2019-BPR, Class A, 1.559%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	9,890	9,545,985
Motel 6 Trust:
Series 2017-MTL6, Class C, 1.559%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	9,355	9,326,562
Series 2017-MTL6, Class D, 2.309%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	907	899,588
Series 2017-MTL6, Class E, 3.409%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	802	791,979
RETL Trust, Series 2019-RVP, Class B, 1.709%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	43	42,374
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.755%, 8/10/31(1)(4)	1,180	1,111,642
Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(4)	2,700	2,335,238
Total Commercial Mortgage-Backed Securities (identified cost $231,994,180)		$244,258,894

Convertible Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
Western Digital Corp., 1.50%, 2/1/24	$3,158	$ 3,154,671
Total Convertible Bonds (identified cost $3,069,371)		$ 3,154,671

Corporate Bonds — 45.4%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.7%
Ecolab, Inc., 2.125%, 8/15/50	$4,115	$ 3,946,989
LG Chem, Ltd.:
3.25%, 10/15/24(1)	6,400	6,930,548
3.625%, 4/15/29(1)	3,325	3,753,733
		$ 14,631,270
Communications — 4.4%
Alphabet, Inc., 1.10%, 8/15/30	$5,272	$ 5,198,548
AT&T, Inc.:
3.10%, 2/1/43	6,028	6,115,974
3.55%, 9/15/55(1)	4,692	4,676,314
3.65%, 6/1/51	9,856	10,320,644
3.65%, 9/15/59(1)	822	826,099
3.80%, 12/1/57(1)	4,973	5,185,645
4.30%, 2/15/30	2,057	2,458,979
4.90%, 6/15/42	3,000	3,742,260
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	13,367	15,975,885
Comcast Corp.:
2.45%, 8/15/52	7,484	7,290,438
4.70%, 10/15/48	3,180	4,431,045
Crown Castle Towers, LLC, 3.663%, 5/15/25(1)	2,100	2,267,651
Discovery Communications, LLC, 5.20%, 9/20/47	4,650	6,057,624
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,500	1,965,767
T-Mobile USA, Inc.:
2.25%, 11/15/31(1)	1,003	1,031,300
2.55%, 2/15/31(1)	2,306	2,424,344
4.50%, 4/15/50(1)	5,412	6,685,227
Verizon Communications, Inc., 3.875%, 2/8/29	5,457	6,429,326
		$93,083,070

Calvert
Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical — 4.0%
American Airlines Pass-Through Trust:
4.40%, 9/22/23	$1,564	$ 1,188,701
5.25%, 1/15/24	2,246	1,913,953
Azul Investments, LLP, 5.875%, 10/26/24(1)(5)	1,490	1,396,145
Delta Air Lines, Inc.:
3.625%, 3/15/22	4,302	4,427,034
7.375%, 1/15/26	6,708	7,667,453
Ford Motor Credit Co., LLC:
1.044%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	3,560	3,544,843
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	5,522	5,456,813
1.296%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	8,277	8,073,065
2.979%, 8/3/22	13,035	13,268,978
3.087%, 1/9/23	4,205	4,286,241
4.14%, 2/15/23	1,770	1,827,525
Macy's Retail Holdings, LLC:
2.875%, 2/15/23	6,787	6,532,487
3.875%, 1/15/22	2,465	2,458,837
4.375%, 9/1/23	2,221	2,158,723
Magna International, Inc., 2.45%, 6/15/30	3,814	4,105,498
Nordstrom, Inc.:
4.375%, 4/1/30(5)	5,866	5,789,268
5.00%, 1/15/44	5,689	5,341,652
Tesla, Inc., 5.30%, 8/15/25(1)	3,737	3,900,494
		$83,337,710
Consumer, Non-cyclical — 3.4%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$1,014	$1,079,545
4.25%, 11/1/29(1)	5,174	5,677,637
Becton Dickinson and Co., 2.894%, 6/6/22	1,422	1,470,082
Block Financial, LLC, 3.875%, 8/15/30	4,627	4,999,774
Centene Corp.:
3.375%, 2/15/30	2,435	2,565,650
4.25%, 12/15/27	2,693	2,860,814
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	3,930	3,940,807
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	3,965	4,294,937
CVS Health Corp.:
3.00%, 8/15/26	8,284	9,185,390
4.30%, 3/25/28	4,623	5,506,106
CVS Pass-Through Trust, 6.036%, 12/10/28	1,548	1,799,276
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	10,210	9,873,351
Ford Foundation (The), 2.415%, 6/1/50	6,560	6,706,048
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	4,624,896
Kraft Heinz Foods Co., 4.375%, 6/1/46	4,241	4,588,714
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	1,204,330
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Smithfield Foods, Inc., 3.00%, 10/15/30(1)	$1,114	$ 1,180,786
		$ 71,558,143
Energy — 1.0%
NuStar Logistics, L.P.:
6.00%, 6/1/26	$3,172	$ 3,435,990
6.375%, 10/1/30	1,616	1,833,635
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	4,615	4,948,249
5.00%, 1/31/28(1)	9,237	10,396,474
		$20,614,348
Financial — 21.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$4,780	$5,185,460
4.625%, 7/1/22	4,544	4,782,895
6.50%, 7/15/25	2,742	3,279,885
Affiliated Managers Group, Inc., 3.30%, 6/15/30	6,123	6,656,221
Aflac, Inc., 3.60%, 4/1/30	4,301	5,065,679
Air Lease Corp., 2.875%, 1/15/26	2,543	2,692,721
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	3,899	3,945,301
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	5,050	5,049,440
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	6,352	6,704,889
Banco Santander S.A., 2.746%, 5/28/25	1,800	1,923,157
Bank of America Corp.:
0.981% to 9/25/24, 9/25/25(6)	7,087	7,167,724
1.197% to 10/24/25, 10/24/26(6)	10,252	10,391,011
1.389%, (3 mo. USD LIBOR + 1.18%), 10/21/22(2)	2,155	2,172,801
1.898% to 7/23/30, 7/23/31(6)	8,200	8,287,211
1.922% to 10/24/30, 10/24/31(6)	6,525	6,613,235
2.456% to 10/22/24, 10/22/25(6)	9,093	9,696,997
2.676% to 6/19/40, 6/19/41(6)	9,620	10,038,221
3.419% to 12/20/27, 12/20/28(6)	5,369	6,074,281
3.499% to 5/17/21, 5/17/22(6)	6,741	6,821,076
3.593% to 7/21/27, 7/21/28(6)	6,450	7,328,776
3.824% to 1/20/27, 1/20/28(6)	6,032	6,929,560
Bank of Montreal, 2.05%, 11/1/22	11,317	11,684,560
Bank of Nova Scotia (The):
1.625%, 5/1/23	6,295	6,477,961
2.375%, 1/18/23	7,809	8,136,034
BankUnited, Inc., 5.125%, 6/11/30	3,601	4,220,853
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	4,136	4,182,530
Capital One Financial Corp.:
3.30%, 10/30/24	4,779	5,251,797
4.20%, 10/29/25	2,100	2,397,697

Calvert
Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(6)	$10,100	$ 10,170,434
1.678% to 5/15/23, 5/15/24(6)	11,282	11,627,740
2.666% to 1/29/30, 1/29/31(6)	5,930	6,365,986
2.976% to 11/5/29, 11/5/30(6)	5,823	6,414,625
3.106% to 4/8/25, 4/8/26(6)	4,706	5,147,835
3.887% to 1/10/27, 1/10/28(6)	16,815	19,324,413
4.00% to 12/10/25(6)(7)	3,895	4,006,981
Citizens Bank NA, 2.55%, 5/13/21	1,400	1,408,680
Citizens Financial Group, Inc.:
2.375%, 7/28/21	1,475	1,489,343
2.638%, 9/30/32(1)	702	744,011
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	2,120	2,199,816
3.61% to 9/12/29, 9/12/34(1)(6)	2,947	3,242,072
Digital Realty Trust, L.P., 4.75%, 10/1/25	2,035	2,384,227
Discover Bank:
2.70%, 2/6/30	2,285	2,427,985
3.45%, 7/27/26	1,750	1,958,164
4.682% to 8/9/23, 8/9/28(6)	4,790	5,095,674
Discover Financial Services:
3.95%, 11/6/24	1,500	1,667,087
6.125% to 6/23/25(6)(7)	3,763	4,256,894
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23(6)	3,656	3,798,306
2.908% to 6/5/22, 6/5/23(6)	7,700	7,972,635
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	5,818	6,062,240
6.00%, 4/15/25(1)	6,528	6,993,120
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	3,488	3,658,040
5.00%, 7/15/28(1)	1,050	1,116,812
JPMorgan Chase & Co.:
2.522% to 4/22/30, 4/22/31(6)	6,500	6,991,456
2.739% to 10/15/29, 10/15/30(6)	4,603	5,012,900
2.956% to 5/13/30, 5/13/31(6)	2,688	2,950,321
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	4,662	5,203,575
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(6)	5,017	5,302,363
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	3,355	3,678,264
Morgan Stanley:
0.777%, (SOFR + 0.70%), 1/20/23(2)	13,439	13,492,992
1.615%, (3 mo. USD LIBOR + 1.40%), 10/24/23(2)	2,190	2,232,173
Series J, 4.047%, (3 mo. USD LIBOR + 3.81%) to 4/15/21(2)(7)	2,140	2,129,919
4.875%, 11/1/22	2,075	2,236,777
Security	Principal Amount (000's omitted)	Value
Financial (continued)
National Australia Bank, Ltd., 3.625%, 6/20/23	$2,650	$ 2,864,285
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(6)	4,701	4,717,182
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(6)	3,845	4,482,381
PNC Bank NA, 2.70%, 11/1/22	5,000	5,210,619
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	34,340	36,508,222
Radian Group, Inc., 4.875%, 3/15/27	5,668	6,238,768
SBA Tower Trust, 3.722%, 4/9/48(1)	4,150	4,266,832
SITE Centers Corp., 3.625%, 2/1/25	4,767	4,955,938
Standard Chartered PLC:
1.319% to 10/14/22, 10/14/23(1)(6)	2,857	2,889,427
6.00% to 7/26/25(1)(6)(7)	3,251	3,482,634
Stifel Financial Corp., 4.00%, 5/15/30	4,782	5,472,152
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(6)	9,250	9,370,401
4.00% to 10/29/25, 10/29/30(6)	3,445	3,648,854
Synovus Financial Corp., 3.125%, 11/1/22	1,267	1,316,066
Truist Financial Corp., 5.10% to 3/1/30(6)(7)	4,856	5,560,169
UBS Group AG, 1.364% to 1/30/26, 1/30/27(1)(6)	1,608	1,626,813
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	2,617	2,884,196
Visa, Inc., 2.00%, 8/15/50	4,924	4,702,955
Welltower, Inc., 2.75%, 1/15/31	3,755	4,009,423
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(6)	3,506	3,616,123
		$455,745,273
Government - Multinational — 1.2%
Asian Development Bank, 3.125%, 9/26/28	$5,500	$6,451,598
International Bank for Reconstruction & Development, 3.125%, 11/20/25	12,050	13,608,466
Nordic Investment Bank, 2.25%, 9/30/21	4,056	4,119,650
		$24,179,714
Industrial — 3.4%
Cemex SAB de CV, 7.375%, 6/5/27(1)	$1,081	$1,231,529
FedEx Corp., 4.55%, 4/1/46	6,410	8,246,798
Flowserve Corp., 3.50%, 10/1/30	2,453	2,619,137
Jabil, Inc.:
3.00%, 1/15/31	10,766	11,470,939
3.60%, 1/15/30	6,161	6,863,006
4.70%, 9/15/22	3,613	3,850,355
nVent Finance S.a.r.l., 4.55%, 4/15/28	10,846	11,793,488
Owens Corning, 3.95%, 8/15/29	11,701	13,502,859
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21(1)	2,040	2,061,659
3.00%, 7/15/22(1)	1,750	1,797,039
3.55%, 4/15/24(1)	3,200	3,402,209

Calvert
Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Valmont Industries, Inc., 5.25%, 10/1/54	$3,846	$ 4,533,778
		$ 71,372,796
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$9,400	$ 9,439,763
		$ 9,439,763
Technology — 2.4%
Apple, Inc., 3.00%, 6/20/27	$5,686	$ 6,370,643
DXC Technology Co.:
4.00%, 4/15/23	3,926	4,178,629
4.125%, 4/15/25	3,167	3,503,008
4.25%, 4/15/24	879	959,502
4.75%, 4/15/27	1,748	2,002,034
Hewlett Packard Enterprise Co.:
0.90%, (3 mo. USD LIBOR + 0.68%), 3/12/21(2)	3,026	3,028,746
0.958%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	3,449	3,449,513
Microsoft Corp., 2.525%, 6/1/50	3,800	4,007,485
Seagate HDD Cayman:
3.375%, 7/15/31(1)	3,170	3,193,093
4.091%, 6/1/29(1)	1,587	1,703,319
4.875%, 3/1/24	2,145	2,334,629
5.75%, 12/1/34	5,910	6,972,411
Western Digital Corp., 4.75%, 2/15/26	7,504	8,301,300
		$50,004,312
Utilities — 2.8%
AES Corp. (The), 2.45%, 1/15/31(1)	$8,500	$8,617,146
American Water Capital Corp., 2.95%, 9/1/27	3,590	3,973,553
Avangrid, Inc.:
3.15%, 12/1/24	8,551	9,329,156
3.80%, 6/1/29	7,100	8,150,693
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	2,571	2,949,268
Enel Finance International NV, 2.65%, 9/10/24(1)	7,485	7,978,778
MidAmerican Energy Co.:
3.15%, 4/15/50	3,240	3,731,116
4.25%, 7/15/49	4,815	6,465,066
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	324	347,085
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,518	3,628,395
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	273	288,879
Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Public Service Co. of Colorado, 3.70%, 6/15/28	$2,581	$ 3,012,197
		$ 58,471,332
Total Corporate Bonds (identified cost $896,682,369)		$ 952,437,731

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(9)	$5,000	$ 4,819,900
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(9)(10)	490	468,999
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(9)(10)	631	523,282
Total High Social Impact Investments (identified cost $6,121,000)		$ 5,812,181

Preferred Stocks — 0.9%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(6)	96,673	$ 1,738,180
		$ 1,738,180
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P.:
Series A, 5.75%	100,000	$ 2,140,000
Series A2, 6.375%	211,400	4,902,366
		$ 7,042,366
Wireless Telecommunication Services — 0.5%
United States Cellular Corp.:
5.50%	340,800	$8,591,568
6.25%	40,000	1,062,000
		$9,653,568
Total Preferred Stocks (identified cost $19,615,827)		$18,434,114

Calvert
Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 2.5%(11)

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$2,597	$ 2,550,173
		$ 2,550,173
Business Equipment and Services — 0.1%
CCC Information Services, Inc., Term Loan, 4/29/24(12)	$1,377	$ 1,375,996
		$ 1,375,996
Drugs — 0.2%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$3,868	$ 3,868,906
		$ 3,868,906
Electronics/Electrical — 0.7%
Go Daddy Operating Company, LLC, Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 2/15/24	$1,776	$1,774,121
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	5,302	5,318,724
MA FinanceCo., LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 6/21/24	164	161,864
Seattle Spinco, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,106	1,093,108
SolarWinds Holdings, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 2/5/24	902	864,794
SS&C European Holdings S.a.r.l., Term Loan, 4/16/25(12)	542	537,014
SS&C Technologies, Inc., Term Loan, 4/16/25(12)	701	694,017
Ultimate Software Group, Inc. (The), Term Loan, 5/4/26(12)	5,152	5,157,152
		$15,600,794
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,329	$1,319,279
		$1,319,279
Health Care — 0.3%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(13)	$5,152	$5,135,296
		$5,135,296
Insurance — 0.5%
Asurion, LLC:
Term Loan, 12/23/26(12)	$2,640	$2,618,550
Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 11/3/23	2,783	2,774,594
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
USI, Inc., Term Loan, 5/16/24(12)	$5,138	$ 5,072,969
		$ 10,466,113
Leisure Goods/Activities/Movies — 0.0%(14)
Bombardier Recreational Products, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$792	$ 784,787
		$ 784,787
Lodging and Casinos — 0.0%(14)
ESH Hospitality, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$471	$ 465,972
		$ 465,972
Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$5,193	$5,140,186
Level 3 Financing, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	811	799,845
Ziggo Financing Partnership, Term Loan, 2.659%, (1 mo. USD LIBOR + 2.50%), 4/30/28	5,185	5,149,353
		$11,089,384
Total Senior Floating-Rate Loans (identified cost $52,808,805)		$52,656,700

Sovereign Government Bonds — 0.8%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$3,653	$ 3,574,311
2.00%, 9/29/22	8,660	8,935,772
Kuntarahoitus Oyj, 1.375%, 9/21/21(1)	1,475	1,486,936
Nederlandse Waterschapsbank NV, 2.125%, 11/15/21(1)	3,510	3,568,013
Total Sovereign Government Bonds (identified cost $17,629,512)		$ 17,565,032

Taxable Municipal Obligations — 4.1%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
Commonwealth of Massachusetts, 5.456%, 12/1/39(15)	$750	$ 1,106,737
Los Angeles Unified School District, CA, 5.75%, 7/1/34(15)	3,750	5,295,375
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	5,540,641

Calvert
Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York City, NY, 5.206%, 10/1/31(15)	$1,030	$ 1,299,778
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	3,475,931
		$ 16,718,462
Special Tax Revenue — 1.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$5,565	$ 5,950,933
2.484%, 6/1/27	3,980	4,277,585
2.534%, 6/1/28	4,980	5,348,072
2.584%, 6/1/29	2,715	2,917,756
2.984%, 6/1/33	3,060	3,281,483
3.034%, 6/1/34	2,195	2,344,743
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(15)	3,800	4,705,692
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(15)	3,540	4,617,186
		$33,443,450
Water and Sewer — 1.7%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$1,744,119
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	2,495	2,631,701
2.184%, 9/1/31	1,985	2,053,026
2.264%, 9/1/32	1,780	1,834,628
2.344%, 9/1/33	1,945	2,009,010
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	2,173,644
Green Bonds, 1.701%, 5/1/31	1,925	1,975,166
Green Bonds, 1.951%, 5/1/34	1,120	1,140,462
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	19,705	21,050,457
		$36,612,213
Total Taxable Municipal Obligations (identified cost $79,325,160)		$86,774,125

U.S. Government Agencies and Instrumentalities — 1.5%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$1,558	$ 1,616,559
2.618%, 8/1/23	778	824,099
2.668%, 8/1/24	2,726	2,929,834
Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development: (continued)
2.738%, 8/1/25	$2,726	$ 3,007,271
3.435%, 8/1/34	3,060	3,551,626
3.485%, 8/1/35	1,720	2,005,254
3.535%, 8/1/36	929	1,087,239
3.585%, 8/1/37	3,170	3,721,408
3.635%, 8/1/38	657	773,656
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,776	1,877,057
2.36%, 10/15/29	1,470	1,584,379
3.22%, 9/15/29	2,458	2,748,785
3.52%, 9/20/32	5,465	6,294,933
Total U.S. Government Agencies and Instrumentalities (identified cost $29,423,320)		$32,022,100

U.S. Government Agency Mortgage-Backed Securities — 11.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	$3,645	$ 3,870,336
Federal National Mortgage Association:
30-Year, 2.00%, TBA(16)	28,548	29,680,866
30-Year, 2.50%, TBA(16)	80,715	85,125,917
30-Year, 3.00%, TBA(16)	96,135	100,735,132
Pool #AN1879, 2.65%, 6/1/26	2,765	3,017,326
Pool #AN1909, 2.68%, 7/1/26	3,000	3,284,187
Pool #BM3990, 4.00%, 3/1/48	7,272	7,798,671
Pool #MA3149, 4.00%, 10/1/47	10,313	11,062,742
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $242,815,656)		$244,575,177

U.S. Treasury Obligations — 10.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$970	$ 917,105
1.375%, 8/15/50	3,877	3,623,783
2.00%, 2/15/50	732	793,562
2.25%, 8/15/49	17,265	19,722,565
2.375%, 11/15/49	16,850	19,758,600
2.875%, 5/15/49	4,593	5,919,072
U.S. Treasury Inflation-Protected Bond, 0.25%, 2/15/50(17)	17,540	20,935,483
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(17)	59,790	69,564,920

Calvert
Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.25%, 6/30/25	$4,950	$ 4,936,852
0.25%, 7/31/25	7,900	7,875,930
0.25%, 10/31/25	6,838	6,807,817
0.375%, 11/30/25	21,200	21,226,500
0.625%, 5/15/30	11,458	11,196,614
0.625%, 8/15/30	3,048	2,970,371
0.875%, 11/15/30	16,953	16,889,426
Total U.S. Treasury Obligations (identified cost $198,674,758)		$ 213,138,600

Short-Term Investments — 3.6%
Other — 3.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(18)	68,974,725	$ 68,981,623
Total Other (identified cost $68,981,623)		$ 68,981,623
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(19)	5,165,785	$ 5,165,785
Total Securities Lending Collateral (identified cost $5,165,785)		$ 5,165,785
Total Short-Term Investments (identified cost $74,147,408)		$ 74,147,408
Total Investments — 110.3% (identified cost $2,213,854,296)		$2,311,105,368
Other Assets, Less Liabilities — (10.3)%		$ (215,286,135)
Net Assets — 100.0%		$2,095,819,233

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $550,178,089 or 26.3% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2020.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2020.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2020.
(5)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $5,038,701 and the total market value of the collateral received by the Fund was $5,165,785, comprised of cash.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Affiliated company.
(9)	Restricted security. Total market value of restricted securities amounts to $5,812,181, which represents 0.3% of the net assets of the Fund as of December 31, 2020.
(10)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2020.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.
(13)	The stated interest rate represents the weighted average interest rate at December 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(14)	Amount is less than 0.05%.
(15)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(16)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(17)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(18)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(19)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	316	Long	3/31/21	$69,828,594	$68,597
U.S. 10-Year Treasury Note	118	Long	3/22/21	16,293,219	16,379
U.S. Long Treasury Bond	113	Long	3/22/21	19,570,187	(180,305)
U.S. Ultra-Long Treasury Bond	151	Long	3/22/21	32,247,937	(448,279)
U.S. 5-Year Treasury Note	(258)	Short	3/31/21	(32,550,328)	(77,038)
U.S. Ultra 10-Year Treasury Note	(2,160)	Short	3/22/21	(337,736,250)	1,042,319
					$421,673
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,000,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	490,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	631,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar

Calvert
Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund enters into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At December 31, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $73,801,523, which represents 3.5% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$ 5,265,161	$ —	$ (5,291,992)	$ —	$ 26,831	$ —	$16,537	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	5,000,000	—	—	(180,100)	4,819,900	3,333	5,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	122,314,034	148,283,673	(201,616,084)	(3,942)	3,942	68,981,623	29,198	68,974,725
Totals				$(3,942)	$(149,327)	$73,801,523	$49,068

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$293,052,455	$—	$293,052,455
Collateralized Mortgage Obligations	—	73,076,180	—	73,076,180
Commercial Mortgage-Backed Securities	—	244,258,894	—	244,258,894
Convertible Bonds	—	3,154,671	—	3,154,671
Corporate Bonds	—	952,437,731	—	952,437,731
High Social Impact Investments	—	5,812,181	—	5,812,181
Preferred Stocks	18,434,114	—	—	18,434,114
Senior Floating-Rate Loans	—	52,656,700	—	52,656,700
Sovereign Government Bonds	—	17,565,032	—	17,565,032
Taxable Municipal Obligations	—	86,774,125	—	86,774,125
U.S. Government Agencies and Instrumentalities	—	32,022,100	—	32,022,100
U.S. Government Agency Mortgage-Backed Securities	—	244,575,177	—	244,575,177
U.S. Treasury Obligations	—	213,138,600	—	213,138,600
Short-Term Investments:
Other	—	68,981,623	—	68,981,623

Calvert
Bond Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$5,165,785	$—	$—	$5,165,785
Total Investments	$23,599,899	$2,287,505,469	$ —	$2,311,105,368
Futures Contracts	$1,127,295	$ —	$ —	$1,127,295
Total	$24,727,194	$2,287,505,469	$ —	$2,312,232,663
Liability Description
Futures Contracts	$(705,622)	$ —	$ —	$(705,622)
Total	$(705,622)	$ —	$ —	$(705,622)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.